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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/INTER/SEMI-ANNUAL 11/01

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

        INTERSTATE TAX-EXEMPT FUND

                                 NOVEMBER 30, 2001

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ALASKA--0.3%
$ 1,050,000  Anchorage Alaska, GO, 5.50%, 2/1/02 (b).................  $       1,053,598
                                                                       -----------------
             ARKANSAS--0.3%
  1,200,000  Arkansas State, DFA, 1.45%, 12/1/15 (a).................          1,200,000
                                                                       -----------------
             ARIZONA--1.9%
  1,100,000  Apache County IDA for Tucson Electric Power Company,
             1.50%, 12/15/18 (a).....................................          1,100,000
  1,000,000  Apache County IDA for Tucson Electric Power Company,
             1.55%, 12/1/20 (a)......................................          1,000,000
  1,100,000  Arizona Health Facilities Authority, 1.52%,
             10/1/15 (a).............................................          1,100,000
    430,000  Avondale IDA for National Health Investors Project,
             1.65%, 12/1/14 (a)......................................            430,000
  1,300,000  Glendale Arizona Water & Sewer, GO, 4.75%,
             7/1/02 (b)..............................................          1,315,015
    500,000  Pima County Arizona IDA for Tucson Electric Project,
             1.50%, 10/1/22 (a)......................................            500,000
  1,700,000  Pima County Arizona IDR for Tucson Electric Project,
             Series 82, 1.50%, 10/1/22 (a) ..........................          1,700,000
                                                                       -----------------
                                                                               7,145,015
                                                                       -----------------
             CALIFORNIA--6.5%
    200,000  California HFA for Santa Barbara Cottage, Series C,
             1.30%, 9/1/15 (a).......................................            200,000
    550,000  California School FIN Cops, Series C, 1.35%,
             7/1/22 (a)..............................................            550,000
 13,500,000  California State RAN, 3.25%, 6/28/02....................         13,583,020
    500,000  Carslbad California for Facbridge FDG, 1.25%,
             9/1/14 (a)..............................................            500,000
  2,000,000  Los Angeles USD TRAN, 4.00%, 7/23/02....................          2,017,700
  2,000,000  Los Angeles TRAN, 3.75%, 6/28/02........................          2,013,033
    900,000  Los Angeles HSG for Malibu Meadows Project, Series 91A,
             1.20%, 4/15/28 (a)......................................            900,000
  4,200,000  Paramount for School Building Project, 1.25%,
             9/1/30 (a)..............................................          4,200,000
    400,000  San Francisco for Bayside Village, Series B, 1.39%,
             12/1/05 (a).............................................            400,000
                                                                       -----------------
                                                                              24,363,753
                                                                       -----------------
             COLORADO--3.1%
    900,000  Broomfield IDR for Buckeye Investments Project, 1.65%,
             12/1/09 (a).............................................            900,000
  1,400,000  Colorado HFA for Coventry, Series B, 1.50%,
             10/15/16 (a)............................................          1,400,000
  7,000,000  Colorado State TAN, 3.00%, 6/28/02......................          7,034,071
  1,850,000  Denver County Airport, Series B, 1.50%, 12/1/20 (a).....          1,850,000
    400,000  Eagle County Smith Creek Metropolitan District, 1.65%,
             10/1/35 (a).............................................            400,000
                                                                       -----------------
                                                                              11,584,071
                                                                       -----------------
             CONNECTICUT--4.4%
  2,400,000  Connecticut State GO, Series B, 1.20%, 5/15/14 (a)......          2,400,000
  1,400,000  Connecticut State GO, Series 1A, 1.55%, 2/15/21 (a).....          1,400,000
  1,200,000  Connecticut State Special Obligation for Infrastructure
             2nd Lien, 1.25%, 12/1/10 (a)............................          1,200,000
  1,600,000  Connecticut Development Authority Corporation for Living
             Project,1.25%, 7/1/15 (a)...............................          1,600,000
  2,115,000  Connecticut HEFA for Bradley Health Care, Series B,
             1.05%, 7/1/29 (a).......................................          2,115,000
  1,500,000  Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30 (a)..............................................          1,500,000
  1,100,000  Connecticut HEFA for Marvelwood School, Series A, 1.30%,
             7/1/30 (a)..............................................          1,100,000
    400,000  Connecticut HEFA for Raphael Hospital, Series J, 1.17%,
             7/1/22 (a)..............................................            400,000
  1,350,000  Connecticut HEFA for United Methodist, 1.30%,
             7/1/31 (a)..............................................          1,350,000
  1,500,000  Connecticut HFA Program Management, Series G, 1.20%,
             5/15/18 (a).............................................          1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             CONNECTICUT (CONTINUED)
$ 1,200,000  Connecticut Special Tax Obligation for Infrastructure,
             Series 1 Revenue Bonds, 1.50%, 9/1/20 (a)...............  $       1,200,000
  1,000,000  Hartford Redev. Agency MFH for Underwood Towers Project,
             1.30%, 6/1/20 (a).......................................          1,000,000
                                                                       -----------------
                                                                              16,765,000
                                                                       -----------------
             FLORIDA--3.0%
  1,000,000  Citrus Park for Florida Community, 1.40%,
             11/1/16 (a).............................................          1,000,000
  2,075,000  Dade County, IDA for Dolphins Stadium Project,
             Series D, 1.50%, 1/1/16 (a).............................          2,075,000
  1,000,000  Florida HFA for Kings Colony, 1.55%, 8/1/06 (a).........          1,000,000
    300,000  Florida HFA for River Oaks, Series 85TT, 1.50%,
             12/1/29 (a).............................................            300,000
     10,000  Gulf Breeze, Series 85C Revenue Bonds, 2.95%,
             12/1/15 (a).............................................             10,000
    800,000  Palm Beach County, Norton Gallery School of Art, 1.60%,
             5/1/30 (a)..............................................            800,000
    300,000  Pinellas County, Chi Chi Rodriguez Foundation, 1.65%,
             8/1/16 (a)..............................................            300,000
  3,400,000  Pinnelas HSG for McGregor Project, 1.55%, 7/1/07 (a)....          3,400,000
  2,000,000  Tampa Occupational for License Tax Bonds, 1.34%,
             5/1/27 (a)..............................................          2,000,000
    200,000  University of North Florida Capital Improvement Project,
             1.65%, 11/1/24 (a)......................................            200,000
    300,000  Volusia County HEFA for Southwest Volusia, 1.55%,
             11/15/23 (a)............................................            300,000
     15,000  Volusia County IDR, 1.65%, 9/1/21 (a)...................             15,000
                                                                       -----------------
                                                                              11,400,000
                                                                       -----------------
             GEORGIA--1.2%
  1,398,525  Georgia Muni. Assoc. Pool Bd. COP, 1.60%,
             12/15/20 (a)............................................          1,398,525
  3,180,000  Macon-Bibb County IDA for 175 Business Park & Airport
             Project, 1.60%, 7/1/20 (a)..............................          3,180,000
                                                                       -----------------
                                                                               4,578,525
                                                                       -----------------
             HAWAII--0.5%
  2,000,000  Honolulu City County GO, Series 2001C, 2.85%,
             12/4/02 (b).............................................          2,015,620
                                                                       -----------------
             ILLINOIS--6.6%
  3,000,000  Chicago, Series 2000A, 2.00%, 12/18/01 (b)..............          3,000,000
  1,000,000  Chicago, WSR, 1.55%, 11/01/30 (a).......................          1,000,000
  1,000,000  Illinois DFA for Con Edison, Series C, 1.45%,
             3/1/09 (a)..............................................          1,000,000
  3,800,000  Illinois DFA for Shakespeare Project, 1.53%,
             1/1/19 (a)..............................................          3,800,000
    900,000  Illinois EFA for Museum National History, 1.50%,
             11/1/25 (a).............................................            900,000
  2,400,000  Illinois HFAR, Series F, 1.50%, 8/1/15 (a)..............          2,400,000
  1,710,000  Illinois HFAR for Community Hospital, Series C, 1.75%,
             10/1/15 (a).............................................          1,710,000
  1,200,000  Illinois HFAR for Saint Lukes Medical, Series B, 1.60%,
             11/15/22 (a)............................................          1,200,000
  2,900,000  Illinois State Toll Highway, Series B, 1.50%,
             1/1/16 (a)..............................................          2,900,000
  1,700,000  McCook County for Saint Andrews, 1.65%, 12/1/21 (a).....          1,700,000
    200,000  Naperville Illinois for Heritage YMCA Group, 1.50%,
             12/1/29 (a).............................................            200,000
  1,405,000  Streamwood IDA for Olde Church Centre Project, 2.10%,
             12/1/14 (a).............................................          1,405,000
  3,590,000  Will County Community Unit GO for School District #365,
             3.50%, 11/1/02 (b)......................................          3,642,276
                                                                       -----------------
                                                                              24,857,276
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             INDIANA--2.4%
$ 2,900,000  Elkhart County for Hubbard Hill Estates, 1.72%,
             11/1/21 (a).............................................  $       2,900,000
    495,000  Indiana HFAR for Mental Health & Rehab, 1.50%,
             11/1/20 (a).............................................            495,000
  2,000,000  Indiana TFA GO, 6.75%, prefunded 11/1/02 @ 102,
             11/1/11 (b).............................................          2,124,960
  1,000,000  Indiana TFA GO, 6.25%, prefunded 11/1/02 @ 102,
             11/1/16 (b).............................................          1,057,332
  1,500,000  Logansport EDA for Modine Mfg. Project, 1.85%,
             1/1/08 (a)..............................................          1,500,000
    500,000  Marshall County EDA for Culver Foundation Project,
             1.55%, 1/1/35 (a).......................................            500,000
    500,000  Southwest Allen Multi GO for School Corp., 4.00%,
             1/15/02 (b).............................................            501,019
                                                                       -----------------
                                                                               9,078,311
                                                                       -----------------
             IOWA--3.3%
  1,000,000  Des Moines HRB for Iowa Methodist Medical Center
             Project, 1.55%, 8/1/15 (a)..............................          1,000,000
  8,000,000  Iowa TRANS, Series 2001, 3.00%, 6/27/02.................          8,051,539
  3,230,000  Iowa State School Cash Anticipation Program, 3.875%,
             1/30/02.................................................          3,234,209
                                                                       -----------------
                                                                              12,285,748
                                                                       -----------------
             KENTUCKY--3.6%
 10,300,000  Ashland Pollution Control Ashland Oil Inc., 1.35%,
             4/1/09 (a)..............................................         10,300,000
    755,000  Covington IDR for Baptist Convalescent, 1.80%,
             4/1/19 (a)..............................................            755,000
  2,315,000  Lexington Fayette Urban Residential Facilities for
             Richard Place Assoc. Project, 3.25%, 4/1/02 (b).........          2,315,000
                                                                       -----------------
                                                                              13,370,000
                                                                       -----------------
             LOUISIANA--1.8%
  1,800,000  Calcasieu Parish IDR, 1.55%, 8/1/04 (a).................          1,800,000
  2,000,000  Calcasieu Sales Tax District, 1.50%, 9/1/02 (a).........          2,000,000
  1,120,000  Louisiana PFA, GO, 3.50%, 8/1/02 (b)....................          1,127,253
  1,600,000  West Ouachita Parish, GO, 4.75%, 3/1/02 (b).............          1,605,903
                                                                       -----------------
                                                                               6,533,156
                                                                       -----------------
             MARYLAND--1.8%
  6,215,000  Maryland Community for Avalon Ridge Apartments Project,
             1.45%, 6/15/26 (a)......................................          6,215,000
    400,000  Maryland Health & Higher Education Auth. for Hospital
             Closure Issue, Series A, 1.55%, 11/1/49 (a).............            400,000
                                                                       -----------------
                                                                               6,615,000
                                                                       -----------------
             MASSACHUSETTS--9.8%
 14,800,000  Andover BAN, 2.90%, 12/20/01............................         14,801,763
  2,500,000  Bridgewater Raynham Regional School District BAN, 4.50%,
             12/28/01................................................          2,500,409
    575,000  Falls River, GO, 5.00%, 6/1/02 (b)......................            581,388
  1,225,000  Groton Dunstable Regional School District, GO, 5.00%,
             10/15/02 (b)............................................          1,255,487
  3,200,000  Holliston BAN, 4.75%, 12/13/01..........................          3,200,369
  5,000,000  Massachusetts GO Series B, 1.30%, 9/1/16 (a)............          5,000,000
  2,060,000  Massachusetts DFA for Notre Dame Health Care, 1.50%,
             10/1/29 (a).............................................          2,060,000
    330,000  Massachusetts HEFA for Becker College, Series A-2,
             1.35%, 7/1/09 (a).......................................            330,000
    900,000  Massachusetts HEFA for Hallmark, Series B, 1.60%,
             7/1/27 (a)..............................................            900,000
    200,000  Massachusetts HEFA for Partners, 1.30%, 7/1/27 (a)......            200,000
    629,000  Massachusetts IDR for Lower Mills Association, 1.40%,
             12/1/20 (a).............................................            629,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             MASSACHUSETTS (CONTINUED)
$   300,000  Massachusetts Wholesale Electric Co-power Supply
             Systems, 1.40%, 7/1/19 (a)..............................  $         300,000
  1,475,000  Massachusetts WRA, GO, 6.50%, prefunded 7/15/02 @ 102,
             7/15/21 (b).............................................          1,538,180
  1,200,000  Massachusetts WRA, Series B, 1.30%, 8/1/37 (a)..........          1,200,000
    836,000  Plymouth BAN, 3.00%, 6/20/02............................            837,106
  1,400,000  Wakefield BAN, 3.00%, 2/1/02............................          1,400,783
                                                                       -----------------
                                                                              36,734,485
                                                                       -----------------
             MICHIGAN--1.7%
     55,000  Bruce Township for Catholic Initiatives, 1.35%,
             5/1/18 (a)..............................................             55,000
    100,000  Delta County EDC for Mead Escambia Paper, Series D,
             1.60%, 12/1/23 (a)......................................            100,000
    355,000  Garden City HFAR for Garden City Hospital, 1.60%,
             9/1/26 (a)..............................................            355,000
  1,135,000  Grand Rapids Water Supply System, 1.40%, 1/1/20 (a).....          1,135,000
  1,215,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             2.00%, 12/1/14 (a)......................................          1,215,000
    100,000  Michigan for Grant Antic, Series C, 1.40%,
             9/15/08 (a).............................................            100,000
    100,000  Michigan HAD, Series A, 1.45%, 4/1/19 (a)...............            100,000
     80,000  Michigan HFA for Clements Hospital, 1.50%,
             8/15/15 (a).............................................             80,000
  1,230,000  Michigan Job Development Authority for Wyandotte Court,
             1.65%, 12/1/09 (a)......................................          1,230,000
  1,425,000  Michigan Strategic Food Ltd. for Allen Group Inc.
             Project, 1.40%, 11/1/25 (a).............................          1,425,000
    625,000  Michigan Strategic Food Ltd. for Muskegon Village,
             1.50%, 8/15/34 (a)......................................            625,000
                                                                       -----------------
                                                                               6,420,000
                                                                       -----------------
             MINNESOTA--10.7%
  2,000,000  Arden Hills HSG for Presbyterian Homes, 1.65%,
             9/1/29 (a)..............................................          2,000,000
  1,600,000  Beltrami County for Northwood Panelboard, 1.45%,
             12/1/21 (a).............................................          1,600,000
  3,300,000  Brooklyn for Brookdale Corp. II Project, 1.65%,
             12/1/14 (a).............................................          3,300,000
  1,100,000  Cohasset for Minnesota Power & Light, 1.55%,
             12/1/07 (a).............................................          1,100,000
  1,800,000  Cohasset for Minnesota Power & Light Project B, 1.55%,
             6/1/13 (a)..............................................          1,800,000
  5,400,000  Cohasset for Project A Minnesota Power & Light Co.,
             1.55%, 6/1/20 (a).......................................          5,400,000
  4,000,000  Duluth EDA for Miller Dwan Medical Center Project,
             1.65%, 6/1/19 (a).......................................          4,000,000
  3,500,000  Duluth TAX for Lake Superior Paper, 1.45%,
             9/1/10 (a)..............................................          3,500,000
  1,250,000  Mankato for Bethanny Lutheran College, 1.60%,
             11/1/15 (a).............................................          1,250,000
  2,000,000  Minneapolis Convention, 1.40%, 12/1/18 (a)..............          2,000,000
  5,600,000  Minneapolis HSG for Childrens Health, 1.60%,
             8/15/25 (a).............................................          5,600,000
  1,475,000  Minneapolis Seven Corners, 1.50%, 11/1/31 (a)...........          1,475,000
  3,000,000  Minneapolis St. Paul Airport, 2.40%, 12/11/01 (b).......          3,000,000
  1,000,000  Minnesota Higher Education for State Olaf College,
             1.55%, 10/1/30 (a)......................................          1,000,000
  3,000,000  Regents University for Intermediate Term A, 1.55%,
             7/1/08 (a)..............................................          3,000,000
                                                                       -----------------
                                                                              40,025,000
                                                                       -----------------
             MISSOURI--0.7%
  1,800,000  Jefferson County IDA for Westview Nursing Home, 1.50%,
             3/1/08 (a)..............................................          1,800,000
    400,000  Missouri DFA for Union Station Project, Series B, 1.60%,
             12/1/03 (a).............................................            400,000
    310,000  Platte County IDR for Platte Care Facility, 1.95%,
             10/1/10 (a).............................................            310,000
                                                                       -----------------
                                                                               2,510,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             NEBRASKA--1.6%
$   390,000  Buffalo County, Series 85, 1.70%, 2/1/15 (a)............  $         390,000
  5,615,000  Nebraska Public Power District, 5.00%, 1/1/02 (b).......          5,622,269
                                                                       -----------------
                                                                               6,012,269
                                                                       -----------------
             NEVADA--0.7%
  1,000,000  Clark County School District, 7.25%, 6/15/02 (b)........          1,022,062
  1,535,000  Las Vegas Flood Control, 4.25%, 4/1/02 (b)..............          1,540,266
                                                                       -----------------
                                                                               2,562,328
                                                                       -----------------
             NEW JERSEY--2.6%
  1,460,000  Camden County Improvement Authority, 1.59%,
             9/1/26 (a)..............................................          1,460,000
  1,465,000  Jefferson Township BAN, 3.50%, 2/15/02..................          1,465,688
  6,040,000  New Jersey TRAN, Series 2001, 3.00%, 6/14/02............          6,078,656
    640,000  Raritan Township BAN, 3.15%, 6/13/02....................            641,505
                                                                       -----------------
                                                                               9,645,849
                                                                       -----------------
             NEW YORK--3.5%
  5,000,000  Chatauqua TAN, 3.50%, 12/20/01..........................          5,001,477
  6,275,000  Cortland County BAN, 3.75%, 3/8/02......................          6,282,268
  2,000,000  New York State HFA for Normandie, Series I Project,
             1.15%, 5/15/15 (a)......................................          2,000,000
                                                                       -----------------
                                                                              13,283,745
                                                                       -----------------
             NORTH CAROLINA--0.9%
  1,000,000  Lenoir County PCR for Texasgulf, 1.825%, 12/1/03 (a)....          1,000,000
  1,100,000  North Carolina Elderly Facilities for Cardinal Gibbons,
             1.60%, 8/1/14 (a).......................................          1,100,000
  1,300,000  North Carolina Med. Care Community for Stanley Total
             Living Center, 1.60%, 4/1/18 (a)........................          1,300,000
                                                                       -----------------
                                                                               3,400,000
                                                                       -----------------
             OHIO--3.3%
    800,000  Columbus for Lyra & Gemini & Polaris, 1.55%,
             8/1/11 (a)..............................................            800,000
  1,500,000  Cuyahoga County for Cleveland Botanical, 1.55%,
             7/1/31 (a)..............................................          1,500,000
    100,000  Cuyahoga County EDA for The Cleveland Orchestra, 1.55%,
             4/1/28 (a)..............................................            100,000
  1,075,000  Cuyahoga County IDA for Allen Group Project, 1.45%,
             12/1/15 (a).............................................          1,075,000
    300,000  Delaware County IDR for Radiation Sterilizers, 2.20%,
             12/1/04 (a).............................................            300,000
    145,000  Franklin County MFH for US Health Corp., Series B,
             1.65%, 12/1/20 (a)......................................            145,000
    100,000  Franklin County for US Health Corp., Series A, 1.50%,
             12/1/21 (a).............................................            100,000
  2,950,000  Franklin Ohio for Community Network,1.55%,
             12/1/20 (a).............................................          2,950,000
    200,000  Hamilton County HRB for Health Aliance, Series A, 1.40%
             1/1/18 (a)..............................................            200,000
  1,695,000  Indian Hill EDC for Cincinnati County Day School, 1.80%,
             5/1/19 (a)..............................................          1,695,000
  1,300,000  Middleburgh for Southwest General Hospital, 1.60%,
             8/15/22 (a).............................................          1,300,000
     40,000  Ohio Air Quality DAR for Duquesne Light, 1.60%,
             10/1/27 (a).............................................             40,000
    960,000  Ohio WDA for Cleveland Electric, 1.50%, 8/1/20 (a)......            960,000
  1,130,000  Ottawa County Hospital Facilities Luther Home of Mercy
             Project, 1.65%, 10/1/17 (a).............................          1,130,000
                                                                       -----------------
                                                                              12,295,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             OKLAHOMA--0.4%
$   500,000  Oklahoma City Christian College Revenue Bonds, 2.05%,
             7/1/25 (a)..............................................  $         500,000
  1,000,000  Tulsa IDR for Park Chase Apartment, Series A-1, 1.50%,
             12/15/29 (a)............................................          1,000,000
                                                                       -----------------
                                                                               1,500,000
                                                                       -----------------
             OREGON--0.6%
  1,625,000  Oregon Department of Administration GO, 4.12%,
             4/1/02 (b)..............................................          1,629,509
    500,000  Portland MFHR for South Block Project A, 1.55%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
                                                                               2,129,509
                                                                       -----------------
             PENNSYLVANIA--5.8%
    980,000  Berks County IDA for Visiting Nurse Assoc., Series A,
             1.65%, 12/1/15 (a)......................................            980,000
    835,000  Berks County INDL for Visiting Nurse Services,
             Series A, 1.80%, 12/1/15 (a)............................            835,000
    200,000  Delaware County IDR for Sun Inc.,1.60%, 11/1/33 (a).....            200,000
    600,000  Delaware Valley for Local Government Revenue Bonds 85D,
             1.50%, 12/1/20 (a)......................................            600,000
    600,000  Delaware Valley Finance Regional Authority, 1.50%,
             12/1/17 (a).............................................            600,000
    500,000  Lancaster County GO, Series 2000, 1.57%, 5/1/30 (a).....            500,000
  1,000,000  Lancaster County HRB for Brethren Village, 1.57%,
             6/15/20 (a).............................................          1,000,000
    800,000  Montgomery County for Forge Gate Apartments Project,
             Series A, 1.40%, 8/15/31 (a)............................            800,000
  2,000,000  Montgomery County Higher Education William Pennsylvania
             Charter, 1.54%, 9/15/31 (a).............................          2,000,000
  1,895,000  Montgomery County IDA for Girl Scouts, 1.65%,
             2/1/25 (a)..............................................          1,895,000
    260,000  Pennsylvania Higher Education Facility Authority for
             Temple University, 1.60%, 10/1/09 (a)...................            260,000
  1,240,000  Philadelphia IDA for Greater Health of Philadelphia,
             1.65%, 1/1/14 (a).......................................          1,240,000
    400,000  Philadelphia IDA for Performing Arts, 1.50%,
             6/1/25 (a)..............................................            400,000
  1,840,000  Philadelphia MFH for Harbor View Towers Project, 1.60%,
             11/1/27 (a).............................................          1,840,000
  1,360,000  Pittsburgh School District GO, 4.50%, 8/15/02 (b).......          1,382,082
  5,000,000  Quakertown Hospital, HPS Group, 1.50%, 7/1/05 (a).......          5,000,000
  1,000,000  Sayre HFA VHA, Series 85, 1.50%, 12/1/20 (a)............          1,000,000
    885,000  Scranton-Lackawanna Counties for University of Scranton,
             2.15%, 5/1/02 (b).......................................            885,000
    500,000  Washington County for Higher Education Pooled Equipment,
             1.65%, 11/1/05 (a)......................................            500,000
                                                                       -----------------
                                                                              21,917,082
                                                                       -----------------
             PUERTO RICO--0.1%
    400,000  Puerto Rico Government, 1.17%, 12/1/15 (a)..............            400,000
                                                                       -----------------
             RHODE ISLAND--1.3%
  5,000,000  Coventry BAN, 3.25%, 12/12/01...........................          5,000,239
                                                                       -----------------
             SOUTH DAKOTA--0.3%
  1,000,000  South Dakota Building Authority Lease GO, 4.60%,
             12/1/01 (b).............................................          1,000,000
                                                                       -----------------
             TENNESSEE--1.1%
    695,000  Chattanooga IDA for Baylor School Project, 1.55%,
             11/1/16 (a).............................................            695,000
  3,400,000  Hamilton County Trade Center Hotel, 1.65%,
             9/1/16 (a)..............................................          3,400,000
                                                                       -----------------
                                                                               4,095,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.3% (CONTINUED)                     (NOTE 1)
 ---------   -----------------------------------------                     --------
             TEXAS--5.1%
$12,000,000  Harris County Sports Authority, 1.50%, 11/15/30 (a).....  $      12,000,000
  1,100,000  Texas Tech University GO, 4.00%, 2/15/02 (b)............          1,101,837
  6,000,000  Texas TRAN, Series A, 3.75%, 8/29/02....................          6,054,799
                                                                       -----------------
                                                                              19,156,636
                                                                       -----------------
             VIRGINIA--1.7%
    450,000  Albemarle County IDA for University Health
             Services,1.55%, 10/1/22 (a).............................            450,000
    840,000  Alexandria County IDA for Pooled Loan Project,
             Series A, 1.60%, 7/1/26 (a).............................            840,000
  2,245,000  Chesapeake County IDA for General Hospital, Series B,
             1.55%, 7/1/31 (a).......................................          2,245,000
    585,000  Hampton County MFH for Shoreline Apartments, 1.50%,
             12/1/19 (a).............................................            585,000
    940,000  Henrico County for Health Heritage, 1.60%,
             8/1/23 (a)..............................................            940,000
    355,000  Loudoun County IDA for Falcons Landings, 1.50%,
             11/1/28 (a).............................................            355,000
    350,000  Norfolk IDA for Hospital Facilities-Children, 1.60%,
             6/1/20 (a)..............................................            350,000
    695,000  Richmond County IDA for Ninth & Cary Association, 1.60%,
             9/1/10 (a)..............................................            695,000
     90,000  Roanoke County IDA for Friendship Manor, 1.55%,
             8/1/13 (a)..............................................             90,000
                                                                       -----------------
                                                                               6,550,000
                                                                       -----------------
             WASHINGTON--0.1%
    450,000  King County School for District 411 Issaquah, 3.50%,
             12/1/01 (b).............................................            450,000
                                                                       -----------------
             WISCONSIN--0.8%
  1,000,000  Wisconsin State Health GO for Columbia Hospital, 6.30%,
             5/1/02 (b)..............................................          1,013,491
  2,025,000  Wisconsin TRANS GO, Series B, 5.75%, prefunded 7/1/02 @
             100, 7/1/12 (b).........................................          2,059,220
                                                                       -----------------
                                                                               3,072,711
                                                                       -----------------
             WEST VIRGINIA--2.8%
 10,700,000  West Virginia Hospital Financial Authority for
             MidAtlantic Inc., 1.55%, 12/1/25 (a)....................         10,700,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $360,898,525)...............      96.3%       361,704,926
                 OTHER ASSETS, LESS LIABILITIES......................       3.7         14,012,340
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     375,717,266
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 316,338,894 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 44,704,230 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 14,674,142 SHARES CLASS 25....................................              $1.00
                                                                                 =================

-----------------

(a) The interest rates, as reported on November 30, 2001, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

                          SECURITY TYPE ABBREVIATIONS


BAN                                       --        Bond Anticipation Notes
COP                                       --        Certificate of Participation
DAR                                       --        Development Authority Revenue Bonds
DFA                                       --        Development Finance Authority Revenue Bonds
EDA                                       --        Economic Development Authority Revenue Bonds
EDC                                       --        Economic Development Corporation
EFA                                       --        Educational Facilities Authority
GO                                        --        General Obligation Bonds
HCF                                       --        Health Care Facility Financing Authority
HEFA                                      --        Health & Education Facilities Authority
HAD                                       --        Housing Development Authority
HFA                                       --        Housing Finance Authority
HFAR                                      --        Health Facilities Authority Revenue Bonds
HFDC                                      --        Health Facilities Development Corporation
HFR                                       --        Health Facilities Revenue Bonds
HRB                                       --        Hospital Revenue Bonds
IDA                                       --        Industrial Development Authority Revenue Bonds
IDC                                       --        Industrial Development Corporation Revenue Bonds
IDR                                       --        Industrial Development Agency Revenue Bonds
PFA                                       --        Public Finance Authority
MFH                                       --        Multi-family Housing Revenue Bonds
MTA                                       --        Metropolitan Transportation Authority
PCR                                       --        Pollution Control Revenue Bonds
RAW                                       --        Revenue Anticipation Warrants
STRB                                      --        Sales Tax Revenue Bonds
TAN                                       --        Tax Anticipation Notes
TFA                                       --        Transportation Finance Authority Highway Revenue Bonds
TRAN                                      --        Tax & Revenue Anticipation Notes
UFSD                                      --        Union Free School District
URAB                                      --        Urban Renewal Authority Bonds
WDA                                       --        Water Development Authority
WSR                                       --        Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)

INTEREST INCOME (Note 1)..........................  $4,438,500
                                                    ---------

EXPENSES (Note 2)
  Comprehensive management fees:
    Class R.......................................  1,153,737
    Class Treasurer's Trust.......................    128,425
    Class 25......................................     27,758
  Distribution (12b-1) fees:
    Class R.......................................    293,314
    Trustee fees..................................      8,929
                                                    ---------
      Total Expenses..............................  1,612,163
                                                    ---------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........  $2,826,337
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS          YEAR
                                               ENDED            ENDED
                                           NOVEMBER 30,        MAY 31,
                                             2001 (A)           2001
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................   $   2,826,337   $     9,009,949
                                           -------------   ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (NOTE 1)
  Net Investment Income
    Class R.............................      (2,159,856)       (8,981,171)
    Class Treasurer's Trust.............        (405,132)          (17,800)
    Class 25............................        (261,349)          (10,978)
                                           -------------   ---------------
                                              (2,826,337)       (9,009,949)
                                           -------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......     715,919,447     1,381,599,915
  Dividends reinvested..................       2,826,337         9,009,949
  Cost of shares redeemed...............    (770,334,770)   (1,235,247,966)
                                           -------------   ---------------
                                             (51,588,986)      155,361,898
                                           -------------   ---------------
  Net (decrease) increase in net
    assets..............................     (51,588,986)      155,361,898

NET ASSETS:
  Beginning of period...................     427,306,252       271,944,354
                                           -------------   ---------------
  End of period.........................   $ 375,717,266   $   427,306,252
                                           =============   ===============

---------------

(a)  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of November 30, 2001, the Trust's authorized shares of beneficial interest are unlimited and divided into ten (10) series (funds):
     Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). Effective April 9, 2001, the Interstate Tax-Exempt Fund offered eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

                                                                                      CLASS TREASURER'S
      CLASS 8                      CLASS 15     CLASS 25     CLASS 35     CLASS 45          TRUST          CLASS 75     CLASS R
      -------                     -----------  -----------  -----------  -----------  ------------------  -----------  ----------
      0.08%.....................     0.15%        0.25%        0.35%        0.45%            0.60%           0.75%        0.80%

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the plan. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. For the fiscal year ended November 30, 2001, the Fund paid $293,314 in distribution assistance.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 86% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2001, the Fund's net assets consisted of $375,717 par-value and $375,341,549 additional paid-in-capital.

(6)  CAPITAL SHARE TRANACTIONS:
--------------------------------------------------------------------------------

     For the six months ended November 30, 2001 and the period ended May 31, 2001, the capital share transactions of each class were as of follows:

                                                      SIX MONTHS ENDED NOVEMBER 30, 2001
                                                    ---------------------------------------
                                                                  TREASURER'S
                                                      CLASS R        TRUST       CLASS 25
                                                    ------------  ------------  -----------
INTERSTATE TAX-EXEMPT
--------------------------------------------------
Sold..............................................   549,713,151   137,279,473   28,926,823
Reinvested........................................     2,159,856       405,132      261,349
Redeemed..........................................  (531,778,012) (178,332,017) (60,224,741)
                                                    ------------  ------------  -----------
Net Increase (Decrease)...........................    20,094,995   (40,647,412) (31,036,569)
                                                    ============  ============  ===========

                                                            PERIOD ENDED MAY 31, 2001
                                                    -----------------------------------------
                                                                    TREASURER'S
                                                       CLASS R        TRUST*      CLASS 25*
                                                    --------------  -----------  ------------

INTERSTATE TAX-EXEMPT
--------------------------------------------------
Sold..............................................   1,249,104,892  86,122,064    46,372,959
Reinvested........................................       8,981,171      17,800        10,978
Redeemed..........................................  (1,233,786,518)   (788,222)     (673,226)
                                                    --------------  ----------   -----------
Net Increase......................................      24,299,545  85,351,642    45,710,711
                                                    ==============  ==========   ===========

---------------

  *  From May 29, 2001, (Commencement of Class) to May 31, 2001.

(7)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                                                                                     CLASS R
                                                 --------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
                                                    2001 (A)         2001         2000         1999         1998         1997
                                                 ---------------  -----------  -----------  -----------  -----------  -----------
INTERSTATE TAX-EXEMPT FUND
-----------------------------------------------
Net asset value at beginning of period.........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
Net investment income from investment
  operations...................................       .00076          .0289        .0267        .0242        .0279        .0256
Less dividends from net investment income......      (.00076)        (.0289)      (.0267)      (.0242)      (.0279)      (.0256)
                                                    --------       --------     --------     --------     --------     --------
Net asset value at end of period...............     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
Total Return...................................        0.75%          2.95%        2.67%        2.42%        2.79%        2.56%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------
Net assets end of period (millions)............     $  316.3       $  296.2     $  271.9     $  292.6     $  352.9     $  306.2
Ratio of expenses to average net assets........        1.02%(b)       1.01%        1.00%        1.00%        0.97%        1.04%
Ratio of net investment income to average net
  asset........................................        1.51%(b)       2.89%        2.60%        2.38%        2.75%        2.52%

                                                         TREASURER'S TRUST                CLASS 25
                                                    ---------------------------  ---------------------------
                                                                       PERIOD      SIX MONTHS       PERIOD
                                                      SIX MONTHS       ENDED          ENDED         ENDED
                                                     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                                       2001 (A)       2001 (C)      2001 (A)       2001 (C)
                                                    ---------------  ----------  ---------------  ----------

INTERSTATE TAX-EXEMPT FUND
--------------------------------------------------
Net asset value at beginning of period............     $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000
                                                       --------       --------      --------       --------
Net investment income from investment
  operations......................................       0.0096         0.0002        0.0119         0.0002
Less dividends from net investment income.........      (0.0096)       (0.0002)      (0.0119)       (0.0002)
                                                       --------       --------      --------       --------
Net asset value at end of period..................     $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000
                                                       ========       ========      ========       ========
Total Return......................................        0.95%          0.02%         1.13%          0.02%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of period (millions)...............     $   44.7       $   85.4      $   14.7       $   45.7
Ratio of expenses to average net assets (b) ......        0.61%          0.60%         0.26%          0.25%
Ratio of net investment income to average net
  asset (b) ......................................        1.92%          2.56%         2.38%          2.91%

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From May 29, 2001 (Commencement of Operations) to May 31, 2001.

                                ---------------
                      FEDERAL TAX INFORMATION (UNAUDITED)
   The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.
                                ---------------